Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, net
Property and equipment, gross	$ 5,443,878	$ 5,072,191
Less: accumulated depreciation and amortization	(4,138,157)	(2,666,615)
Property and equipment, net	1,305,721	2,405,576
Depreciation and amortization expense	1,456,990	1,763,832	871,408
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,593,739	1,587,344
Computers and office equipment
Property and equipment, net
Property and equipment, gross	3,303,347	2,927,631
Vehicle
Property and equipment, net
Property and equipment, gross	144,453	144,100
Software
Property and equipment, net
Property and equipment, gross	$ 402,339	$ 413,116